ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2021
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of June 30,
	2021	2020
Accounts receivable from third-party customers	$2,393,598	$1,940,822
Less: allowance for doubtful accounts	(26,272)	(23,982)
Total accounts receivable from third-party customers, net	2,367,326	1,916,840
Add: accounts receivable - related parties	515,193	559,465
Total accounts receivable, net	$2,882,519	$2,476,305

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for doubtful accounts movement is as follows:

	June 30, 2021	June 30, 2020
Beginning balance	$23,982	$128,106
Additions	-	755,472
Write-off	-	(856,383)
Foreign currency translation adjustments	2,290	(3,213)
Ending balance	$26,272	$23,982